UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate

Investment Fund II

Portfolio of Investments

January 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Equity: Other - 47.0%
Diversified/Specialty - 41.7%
Alexandria Real Estate Equities, Inc.	69,400	$4,145,262
BioMed Realty Trust, Inc.	492,900	7,181,553
British Land Co. PLC	1,447,219	10,042,169
Canadian Real Estate Investment Trust	341,880	8,952,668
CB Richard Ellis Group, Inc.-Class A (a)	414,800	5,102,040
Crown Castle International Corp. (a)	117,400	4,336,756
Digital Realty Trust, Inc.	271,100	13,012,800
DuPont Fabros Technology, Inc.	250,297	4,159,936
Entertainment Properties Trust	200,897	7,013,314
Fonciere Des Regions	55,700	5,535,347
General Property Group	12,182,200	6,072,601
H&R Real Estate Investment Trust	300,800	4,731,780
Henderson Land Development Co. Ltd.	1,540,000	9,780,560
Jones Lang LaSalle, Inc.	78,400	4,469,584
Kerry Properties Ltd.	2,115,646	9,412,064
Kwg Property Holding Ltd.	1,935,500	1,169,711
Land Securities Group PLC	605,525	6,146,018
Lend Lease Corp. Ltd.	1,685,849	13,911,891
Mitchells & Butlers PLC (a)	1,641,000	7,216,102
Mitsubishi Estate Co. Ltd.	424,000	6,864,274
Mitsui Fudosan Co. Ltd.	2,102,000	35,351,826
Morguard Real Estate Investment Trust	547,000	6,798,812
New World Development Co. Ltd.	8,616,120	14,105,226
Rayonier, Inc.	157,775	6,617,083
Savills PLC	1,090,953	5,508,268
Starwood Property Trust, Inc.	164,800	3,231,728
Stockland	3,146,640	10,295,811
Sumitomo Realty & Development	588,000	10,419,308
Sun Hung Kai Properties Ltd.	2,757,000	35,602,585
Swire Pacific Ltd.	383,000	4,150,814
Telecity Group PLC (a)	748,700	4,672,343
Unibail-Rodamco SE	225,659	48,896,233
Vornado Realty Trust	112,294	7,263,176
Wereldhave NV	66,200	5,962,678
Whitebread PLC	334,205	7,473,477
Wing Tai Holdings Ltd.	6,921,000	9,623,766

		355,229,564

Health Care - 4.8%
Chartwell Seniors Housing Real Estate Investment Trust	457,900	3,254,655
HCP, Inc.	225,840	6,402,564
Health Care REIT, Inc.	196,062	8,430,666
Nationwide Health Properties, Inc.	194,950	6,425,552
Omega Healthcare Investors, Inc.	230,300	4,308,913
Ventas, Inc.	280,834	11,851,195

		40,673,545

Triple Net - 0.5%
National Retail Properties, Inc.	188,728	3,812,305

		399,715,414

Retail - 19.8%
Regional Mall - 11.7%
BR Malls Participacoes SA (a)	272,500	2,963,528
CapitaMall Trust	3,960,500	4,732,581
CBL & Associates Properties, Inc.	686,354	6,863,540
Multiplan Empreendimentos Imobiliarios SA	958,119	15,248,578
Simon Property Group, Inc.	493,276	35,515,872
Westfield Group	3,060,427	33,981,166

		99,305,265

Shopping Center/Other Retail - 8.1%
Citycon Oyj	888,805	3,543,500
Corio NV	92,700	5,689,969
Federal Realty Investment Trust	63,200	4,068,816
Kimco Realty Corp.	482,400	6,087,888
Klepierre	568,100	21,163,227
Macquarie CountryWide Trust	4,211,577	2,083,995
Primaris Retail Real Estate Investment Trust	439,879	6,931,925
RioCan Real Estate Investment Trust (Toronto)	390,676	6,974,987
Tanger Factory Outlet Centers	110,846	4,245,402
Weingarten Realty Investors	438,950	8,195,196

		68,984,905

		168,290,170

Office - 12.6%
Office - 12.6%
Allied Properties Real Estate Investment Trust	287,200	5,264,550
Brandywine Realty Trust	776,700	8,722,341
Brookfield Properties Corp. (New York)	348,840	4,175,615
Cominar Real Estate Investment Trust	353,581	6,345,775
Corporate Office Properties Trust	234,234	8,359,812
Duke Realty Corp.	714,900	8,092,668
Government Properties Income Trust	258,700	6,004,427
Great Portland Estates PLC	689,800	3,081,287
Hongkong Land Holdings Ltd.	3,352,000	15,635,089
ING Office Fund	11,959,700	6,401,474
Japan Real Estate Investment Corp.-Class A	519	4,319,754
Kilroy Realty Corp.	75,700	2,186,973
Mack-Cali Realty Corp.	272,000	8,872,640
Nippon Building Fund, Inc.-Class A	505	4,446,051
Nomura Real Estate Office Fund, Inc.-Class A	1,103	6,340,806
NTT Urban Development Corp.	6,528	4,766,840
Orix JREIT, Inc.-Class A	937	4,592,680

		107,608,782

Residential - 12.1%
Multi-Family - 9.4%
Agile Property Holdings Ltd.	6,530,000	8,131,325
Camden Property Trust	105,600	4,094,112
Equity Residential	257,400	8,249,670
Essex Property Trust, Inc.	76,800	6,120,192
GAGFAH SA	463,900	4,197,393
Home Properties, Inc.	99,113	4,393,679
Mid-America Apartment Communities, Inc.	144,900	6,798,708
MRV Engenharia e Participacoes SA	1,308,600	8,434,743
NVR, Inc. (a)	9,400	6,430,916
Sino-Ocean Land Holdings Ltd.	5,631,000	4,551,535
UDR, Inc.	530,500	8,254,580
Yanlord Land Group Ltd.	8,348,000	10,335,153

		79,992,006

Self Storage - 2.4%
Extra Space Storage, Inc.	575,300	6,529,655
Public Storage	175,800	13,919,844

		20,449,499

Student Housing - 0.3%
Education Realty Trust, Inc.	463,700	2,448,336

		102,889,841

Lodging - 3.9%
Lodging - 3.9%
DiamondRock Hospitality Co. (a)	563,500	4,586,890
Host Hotels & Resorts, Inc. (a)	379,674	4,024,545
Hyatt Hotels Corp. (a)	87,390	2,588,492
InnVest Real Estate Investment Trust	805,900	4,386,568
LaSalle Hotel Properties	214,735	4,326,910
Sunstone Hotel Investors, Inc. (a)	766,773	6,586,580
Wyndham Worldwide Corp.	332,000	6,968,680

		33,468,665

Industrials - 2.7%
Industrial Warehouse Distribution - 2.7%
Ascendas Real Estate Investment Trust	7,709,000	10,502,944
ProLogis	999,363	12,591,974

		23,094,918

Total Common Stocks (cost $793,205,753)		835,067,790

WARRANTS - 0.7%
Equity: Other - 0.7%
Diversified/Specialty - 0.7%
Aldar Properties, Merrill Lynch Capital Markets, expiring 10/22/12 (a)	1,495,900	1,624,847
Aldar Properties, Merrill Lynch Intl. & Co., expiring 5/15/10 (a)	4,066,700	4,417,249
Fonciere Des Regions, expiring 12/31/10 (a)	55,700	43,248

Total Warrants (cost $9,133,631)		6,085,344

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (b) (cost $4,202,104)	4,202,104	4,202,104

Total Investments - 99.3% (cost $806,541,488) (c)		845,355,238
Other assets less liabilities - 0.7%		6,242,422

Net Assets - 100.0%		$851,597,660

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 2/17/10	24,543	$22,105,880	$21,677,856	$(428,024)
Australian Dollar settling 5/18/10	14,253	12,971,655	12,465,218	(506,437)
British Pound settling 2/17/10	15,145	25,092,842	24,206,543	(886,299)
New Zealand Dollar settling 2/17/10	39,023	27,981,442	27,356,082	(625,360)
Norwegian Krone settling 2/17/10	161,175	28,286,241	27,193,025	(1,093,216)
Swedish Krona settling 2/17/10	80,353	11,512,881	10,875,228	(637,653)
Swedish Krona settling 2/17/10	45,000	6,449,856	6,090,442	(359,414)
Sale Contracts:
Canadian Dollar settling 5/18/10	7,538	7,262,602	7,048,893	213,709
Euro settling 2/17/10	21,838	32,468,302	30,277,198	2,191,104
Euro settling 5/18/10	21,452	31,088,238	29,733,517	1,354,721

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of January 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $108,569,123 and gross unrealized depreciation of investments was $(69,755,373), resulting in net unrealized appreciation of $38,813,750.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

Country Breakdown *

AllianceBernstein Global Real Estate

Investment Fund II

January 31, 2010 (unaudited)

Summary

38.3%	United States
9.1%	Japan
9.0%	France
8.6%	Hong Kong
8.6%	Australia
6.8%	Canada
5.2%	United Kingdom
3.2%	Brazil
2.9%	Singapore
2.9%	China
1.9%	Bermuda
1.4%	Netherlands
0.7%	United Arab Emirates
0.9%	Other
0.5%	Short-Term Investments

100.0%	Total Investments

*	All data are as of January 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Finland and Luxembourg.

AllianceBernstein Global Real Estate Investment Fund II

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Equity: Other	$131,502,342	$268,213,072		$—	$399,715,414
Retail	97,095,732	71,194,438		—	168,290,170
Office	58,024,801	49,583,981		—	107,608,782
Residential	75,674,435	27,215,406		—	102,889,841
Lodging	33,468,665	—		—	33,468,665
Industrials	12,591,974	10,502,944		—	23,094,918
Warrants	43,248	—		6,042,096	6,085,344
Short-Term Investments	4,202,104	—		—	4,202,104

Total Investments in Securities	412,603,301	426,709,841	+	6,042,096	845,355,238
Other Financial Instruments*:
Assets	—	3,759,534		—	3,759,534
Liabilities	—	(4,536,403)		—	(4,536,403)

Total	$412,603,301	$425,932,972		$6,042,096	$844,578,369

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants	Total
Balance as of 10/31/09	$6,477,033	$6,477,033
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(2,867,933)	(2,867,933)
Net purchases (sales)	2,432,996	2,432,996
Net transfers in and/or out of Level 3	—	—

Balance as of 01/31/10	$6,042,096	$6,042,096

Net change in unrealized appreciation/depreciation from Investments held as of 01/31/10	$(2,867,933)	$(2,867,933)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2010